OTHER PAYABLES - Schedule of detailed information about other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Escrow Funds Payables, Current	$ 3,264	$ 0
Other Payables	91	64
Total Other Payables	$ 3,351	$ 64